Commitment and Contingencies - Summary of Future Minimum Lease Payments Under Non-cancelable Operating Leases (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
2020		$ 1,892
2020 remaining three months	$ 478
2021	1,871	1,871
2022	686	686
2023		0
2024		0
Total minimum lease payments	$ 3,035	$ 4,449